Note 16 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	Years Ended December 31,
	2012	2011

Loss carry forwards	$60,426	$55,998
Debt discount	(1,523)	--
NQSO	422	100
Tax credit	432	434
Other	120	72
Total deferred tax asset	59,877	56,604
Valuation allowance	(59,877)	(56,604)
Total deferred tax asset, net	$--	$--

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	Years Ended December 31,
	2012	2011

Expected federal tax benefit	(34)%	(34)%

Permanent Items	0.1%	8.9%

Net operating loss utilized or expired	5.5%	3.6%

Increase (decrease) in valuation allowance and others	28.4%	21.6%

Total tax provision	0%	0%